Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes using the enacted tax rates and laws that are currently in effect. Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Deferred tax assets:
Exit costs, environ-mental and other similar items	$63,851	$56,441	$45,322
Employee related and benefit items	141,974	141,670	109,254
Other items	116,302	112,149	105,904
Total deferred tax assets	322,127	310,260	260,480
Deferred tax liabilities:
Depreciation and amortization	241,101	227,765	214,696
LIFO inventories	89,330	67,835	60,122
Other items	33,433	44,378	68,709
Total deferred tax liabilities	363,864	339,978	343,527
Net deferred tax liabilities	$41,737	$29,718	$83,047

Netted against the Company’s other deferred tax assets were valuation allowances of $1,077, $1,725 and $7,390 at December 31, 2015, 2014 and 2013, respectively. These reserves resulted from the uncertainty as to the realization of the tax benefits from foreign net operating losses and other foreign assets. The Company has $28,865 of domestic net operating loss carryforwards acquired through acquisitions that have expiration dates through the tax year 2037 and foreign net operating losses of $74,487. The foreign net operating losses are related to various jurisdictions that provide for both indefinite carryforward periods and others with carryforward periods that range from the tax years 2016 to 2035.
Significant components of the provisions for income taxes were as follows:

	2015	2014	2013
Current:
Federal	$399,677	$308,283	$229,997
Foreign	30,145	53,045	42,543
State and local	60,319	50,049	33,082
Total current	490,141	411,377	305,622
Deferred:
Federal	13,505	(14,974)	30,384
Foreign	(10,752)	(7,361)	(9,041)
State and local	2,223	3,297	6,432
Total deferred	4,976	(19,038)	27,775
Total provisions for income taxes	$495,117	$392,339	$333,397

The provisions for income taxes included estimated taxes payable on that portion of retained earnings of foreign subsidiaries expected to be received by the Company. The effect of the repatriation provisions of the American Jobs Creation Act of 2004 and the provisions of the Income Taxes Topic of the ASC, was $(5,895) in 2015, $(1,887) in 2014 and $4,411 in 2013.
Significant components of income before income taxes as used for income tax purposes, were as follows:

	2015	2014	2013
Domestic	$1,440,511	$1,113,528	$969,790
Foreign	108,455	144,698	116,168
	$1,548,966	$1,258,226	$1,085,958

A reconciliation of the statutory federal income tax rate to the effective tax rate follows:

	2015	2014	2013
Statutory federal income tax rate	35.0%	35.0%	35.0%
Effect of:
State and local income taxes	2.6	2.8	2.4
Investment vehicles	(1.6)	(2.5)	(2.1)
Domestic production activities	(2.2)	(2.5)	(2.2)
Other - net	(1.8)	(1.6)	(2.4)
Effective tax rate	32.0%	31.2%	30.7%

The 2015 state and local income taxes and domestic production activities components of the effective tax rate were consistent with the 2014 tax year. The tax benefit related to investment vehicles decreased in 2015 compared to 2014 due to a smaller increase in the percentage of tax credits recognized compared to the overall percentage increase in the Company's income before taxes and a smaller favorable impact on the Company's capital position in these investments in 2015 compared to 2014.
The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The IRS completed examinations of the Company's U.S. income tax returns for the 2010, 2011 and 2012 tax years during 2015. The net impact of the settlement of the examinations was insignificant. As of December 31, 2015, there were no income tax examinations being conducted by the IRS, however, the statute of limitations has not expired for the 2012, 2013 and 2014 tax years.
As of December 31, 2015, the Company is subject to non-U.S. income tax examinations for the tax years of 2008 through 2015. In addition, the Company is subject to state and local income tax examinations for the tax years 2005 through 2015.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014	2013
Balance at beginning of year	$31,560	$30,997	$28,119
Additions based on tax positions related to the current year	4,228	3,370	3,480
Additions for tax positions of prior years	8,450	4,428	5,059
Reductions for tax positions of prior years	(4,862)	(2,349)	(3,378)
Settlements	(968)	(4,089)	(103)
Lapses of Statutes of Limitations	(4,535)	(797)	(2,180)
Balance at end of year	$33,873	$31,560	$30,997

Included in the balance of unrecognized tax benefits at December 31, 2015, 2014 and 2013 is $30,007, $28,208 and $27,767 in unrecognized tax benefits, the recognition of which would have an effect on the effective tax rate.
Included in the balance of unrecognized tax benefits at December 31, 2015 is $3,509 related to tax positions for which it is reasonably possible that the total amounts could significantly change during the next twelve months. This amount represents a decrease in unrecognized tax benefits comprised primarily of items related to federal audits of partnership investments and expiring statutes in foreign and state jurisdictions.
The Company classifies all income tax related interest and penalties as income tax expense. During the years ended December 31, 2015, 2014 and 2013, there was an increase in income tax interest and penalties of $2,918, $2,144 and $103, respectively. At December 31, 2015, 2014 and 2013, the Company accrued $8,550, $5,732 and $6,246, respectively, for the potential payment of interest and penalties.